Annual Total Returns[BarChart] - Invesco High Yield Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.43%	17.51%	7.05%	1.12%	(3.09%)	11.28%	6.32%	(3.30%)	12.68%	3.62%